CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional paid-in capital	Deferred share compensation	Statutory reserves	Unrestricted	Accumulated other comprehensive loss	Noncontrolling Interests	Total
Balance at the beginning at Jun. 30, 2019	$ 219,640	$ 11,031,937		$ 1,496,642	$ 12,085,566	$ (308,571)		$ 24,525,214
Balance at the beginning (in shares) at Jun. 30, 2019	21,964,027
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for services	$ 1,800	762,700	$ (114,500)	0	0	0		650,000
Issuance of ordinary shares for services (in shares)	180,000
Amortization of deferred share compensation	$ 0	0		0	0	0		66,792
Options issued to directors	0	213,431		0	0	0		213,431
Issuance of ordinary shares	$ 10,000	2,648,909		0	0	0		2,658,909
Issuance of ordinary shares (in shares)	1,000,000
Fair value of noncontrolling interest acquired	$ 0	0		0	0	0	$ 2,554,638	2,554,638
Fair value of beneficial conversion feature of convertible debenture	0	259,540		0	0	0		259,540
Conversion convertible debenture into ordinary shares	$ 8,271	848,894		0	0	0		857,165
Conversion convertible debenture into ordinary shares (in shares)	827,057
Net income (loss)	$ 0	0		0	(4,876,942)	0	477,409	(4,399,533)
Statutory reserves	0	0	66,792	173,725	(173,725)	0		0
Foreign currency translation	0	0		0	0	(547,647)	(11,673)	(559,320)
Balance at the end at Jun. 30, 2020	$ 239,711	15,765,411	(47,708)	1,670,367	7,034,899	(856,218)	3,020,374	26,826,836
Balance at the end (in shares) at Jun. 30, 2020	23,971,084
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares	$ 86,238	8,905,927		0	0	0		8,992,165
Sales of ordinary shares (in shares)	8,623,762
Issuance of ordinary shares for services	$ 18,730	1,460,385	(21,140)	0	0	0		1,457,975
Issuance of ordinary shares for services (in shares)	1,873,000
Issuance of ordinary shares for compensation	$ 2,000	266,000	(268,000)	0	0	0		0
Issuance of ordinary shares for compensation (in shares)	200,000
Amortization of deferred share compensation	$ 0	0	315,708	0	0	0		315,708
Options issued to directors	0	30,490		0	0	0		30,490
Issuance of ordinary shares								0
Conversion convertible debenture into ordinary shares	$ 51,218	5,015,070		0	0	0		5,066,288
Conversion convertible debenture into ordinary shares (in shares)	5,121,796
Issuance of ordinary shares for debt settlements	$ 9,270	732,515		0	0	0		741,785
Issuance of ordinary shares for debt settlements (in shares)	927,000
Net income (loss)	$ 0	0		0	(45,609,519)	0	(1,473,448)	(47,082,967)
Foreign currency translation	0	0		0	0	1,976,992	54,740	2,031,732
Balance at the end at Jun. 30, 2021	$ 407,167	32,175,798	(21,140)	1,670,367	(38,574,620)	1,120,774	1,601,666	(1,619,988)
Balance at the end (in shares) at Jun. 30, 2021	40,716,642
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares	$ 465,743	34,578,781		0	0	0		35,044,524
Sales of ordinary shares (in shares)	46,574,322
Issuance of ordinary shares for services	$ 2,500	247,500		0	0	0		250,000
Issuance of ordinary shares for services (in shares)	250,000
Issuance of ordinary shares for compensation	$ 15,800	1,335,146		0	0	0		1,350,946
Issuance of ordinary shares for compensation (in shares)	1,580,054
Amortization of deferred share compensation	$ 0	0	$ 21,140	0	0	0		21,140
Issuance of ordinary shares	$ 6,000	(6,000)		0	0	0		0
Issuance of ordinary shares (in shares)	600,000
Conversion convertible debenture into ordinary shares	$ 21,363	1,388,582		0	0	0		1,409,945
Conversion convertible debenture into ordinary shares (in shares)	2,136,280
Deconsolidation of discontinued operations	$ 0	0		(1,670,367)	(648,194)	(1,565,014)	3,883,575	0
Net income (loss)	0	0		0	3,239,390	0	(5,404,881)	(2,165,491)
Foreign currency translation	0	0		0	0	444,240	$ (80,360)	363,880
Balance at the end at Jun. 30, 2022	$ 918,573	$ 69,719,807		$ 0	$ (35,983,424)	$ 0		$ 34,654,956
Balance at the end (in shares) at Jun. 30, 2022	91,857,298